Other Income (Expenses), Net - Summary of Other Income (Expenses), Net (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Other Income And Expenses 1 [abstract]
Guarantee payments	$ 10